CONSOLIDATED STATEMENT OF CASH FLOWS - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Income before Taxes from Continuing Operations		$ 2,400,705,418	$ 1,283,806,446	$ 482,538,989
Adjustment to Obtain the Operating Activities Flows:
Impairment Charge		936,733,707	450,820,015	386,067,328
Depreciation Expenses		204,183,208	199,254,844	205,243,399
Loss on net monetary position		2,589,255,542	3,590,114,689	2,012,714,692
Exchange rate differences on foreign currency		(168,110,939)	(1,448,270,093)	(148,158,120)
Other Operations		1,493,167,348	3,113,964,347	1,472,811,106
Net (Increases)/Decreases from Operating Assets:
Debt securities measured at fair value through profit or loss		(284,986,822)	(822,048,124)	248,847,827
Derivative Financial Instruments		78,916,818	(58,934,189)	(6,615,558)
Repurchase Transactions		604,358,501	35,892,652	1,900,287
Other Financial Assets		(1,455,691,823)	28,940,942	(60,829,610)
Loans and Other Financing
Non-financial Public Sector		(7,657,034)	7,328,836	(9,469,736)
Other Financial Institutions		210,975,913	(132,502,414)	130,744,592
Non-financial Private Sector and Residents Abroad		(9,180,857,868)	1,382,383,064	1,030,175,282
Other Debt Securities		(310,344,638)	(1,854,700,393)	(1,346,395,964)
Financial Assets Pledged as Collateral		(591,312,406)	99,540,040	(614,512,594)
Investments in Equity Instruments		(27,811,153)	(8,700,537)	1,469,858
Other Non-financial Assets		(161,540,452)	(80,874,161)	(25,603,873)
Non-current Assets Held for Sale		(15,593,150)	(167,918)	213
Deposits
Non-financial Public Sector		151,589,624	(150,650,224)	(64,730,451)
Financial Sector		(5,493,772)	1,402,699	2,461,943
Non-financial Private Sector and Residents Abroad		6,590,468,049	(2,126,339,656)	975,968,873
Liabilities at fair value through profit or loss		(107,217,406)	116,418,711	(509,369)
Derivative Financial Instruments		(20,605,641)	16,462,554	2,259,786
Other Financial Liabilities		871,785,864	457,362,196	(248,024,556)
Provisions		382,376,035	(27,299,844)	12,663,129
Other Non-financial Liabilities		613,841,525	178,756,946	24,876,155
Income Tax Payments		(988,194,913)	(310,061,267)	(223,768,513)
NET CASH GENERATED BY OPERATING ACTIVITIES (A)		3,802,939,535	3,941,900,161	4,242,125,115
Payments:
Purchase of PP&E and Intangible Assets	[1]	(233,101,679)	(174,997,636)	(136,427,325)
Capital Contributions and purchase of shares in Investments in Subsidiaries, Associates, and Joint Ventures		(3,562,746)	(5,959,434)	(5,723,528)
Payments for business combinations		0	(26,360,879)	0
Collections:
Sale of PP&E and Intangible Assets		7,311,268	11,384,990	4,475,524
Dividends earned		4,903,263	2,399,886	0
Purchase of HSBC Argentina Holdings S.A. and subsidiaries net of cash acquired	[2]	1,163,767,111	0	0
NET CASH GENERATED BY / (USED IN) INVESTMENT ACTIVITIES (B)		939,317,217	(193,533,073)	(137,675,329)
Payments:
Debt Securities		(231,259,150)	(371,630,875)	(295,527,482)
Loans from Local Financial Institutions		(913,005,493)	(793,740,593)	(378,623,681)
Dividends paid	[3]	(667,638,706)	(423,851,422)	(156,545,657)
Leases payments		(14,129,458)	(15,067,042)	(19,696,600)
Transaction costs related to issuance of shares		(1,063,171)	0	0
Collections:
Debt Securities		1,166,483,965	177,367,103	496,423,885
Loans from Local Financial Institutions		1,109,572,189	883,705,204	552,470,230
NET CASH GENERATED BY / (USED IN) FINANCING ACTIVITIES (C)		448,960,176	(543,217,625)	198,500,695
EFFECTS OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS (D)		1,336,816,003	2,444,701,982	1,323,715,491
NET INCREASE IN CASH AND CASH EQUIVALENTS (A+B+C+D)		6,528,032,931	5,649,851,445	5,626,665,972
MONETARY LOSS RELATED TO CASH AND CASH EQUIVALENTS		(6,211,729,318)	(7,693,077,404)	(5,065,336,002)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR		7,724,776,164	9,768,002,123	9,206,672,153
CASH AND CASH EQUIVALENTS AT END OF THE YEAR		$ 8,041,079,777	$ 7,724,776,164	$ 9,768,002,123

[1]	In purchases of Property, plant and equipment, $2,122,069 were eliminated, corresponding to contracts for rights of use of real estate and $(39,382) for cancellation of contracts for rights of use of real estate, corresponding to non-cash transactions.
[2]	Cash payment for the purchase of HSBC Argentina Holdings S.A. and subsidiaries was $(395,221,502), net of cash and cash equivalent acquired for the purchase of $1,558,988,613 (Note 15).
[3]	Dividends paid in 2023 include the last installment paid in January 2023 of the dividend approved by the Ordinary and Extraordinary Shareholders' Meeting held on April 26, 2022.